Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Service Agreements
Related Party Transactions
Sales of goods and services	€ 9,731	€ 7,968	€ 12,033
Purchases of goods and services	56,182	99,589	128,616
Balances
Accounts receivable	5,303	21,046
Accounts payable	2,137	3,366
Accrued expenses	1,333	11,581
Products
Related Party Transactions
Sales of goods and services	68,428	70,875	72,500
Purchases of goods and services	594,347	404,168	462,436
Balances
Accounts receivable	27,380	19,890
Accounts payable	82,852	51,362
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	75	241	136
Purchases of goods and services	9,366	24,106	40,478
Balances
Accounts receivable	173	83
Accounts payable	1,488	196
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	4,106	1,535	3,324
Purchases of goods and services	46,773	75,465	87,984
Balances
Accounts receivable	396	1,555
Accounts payable	649	3,170
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	68,428	70,875	72,500
Purchases of goods and services	43,706	22,785	25,148
Balances
Accounts receivable	27,380	19,890
Accounts payable	9,624	7,818
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	5,550	6,192	8,573
Purchases of goods and services	43	18	154
Balances
Accounts receivable	4,734	19,408
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	550,641	381,383	€ 437,288
Balances
Accounts payable	€ 73,228	€ 43,544